UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2017 to December 31, 2017

Date of Report (Date of Earliest Event Reported): January 24, 2018

JOHN DEERE RECEIVABLES, INC.

(Exact name of securitizer as specified in its charter)

Commission File Number of Securitizer: 333-176018; 333-197204; 333-208068

Central Index Key Number of Securitizer: 0000889668

Todd E. Davies, (309) 765-5161

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c) (2) (ii), John Deere Receivables, Inc. has indicated by check mark that there is no activity to report for the annual period from January 1, 2017 to December 31, 2017.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 24, 2018

JOHN DEERE RECEIVABLES, INC.
(Securitizer)

/s/ Todd E. Davies
Todd E. Davies
Secretary

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